LOSS PER ORDINARY SHARE (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) Options shares	Jun. 30, 2023 USD ($) Options shares	Dec. 31, 2023 Options shares	Dec. 31, 2022 Options
LOSS PER ORDINARY SHARE
Weighted number of Ordinary shares | shares	48,057,015	41,802,993
Loss | $	$ 9,930	$ 54,998
Preferred shares dividend | $		638
For the computation of basic and diluted loss per share | $	$ 9,930	$ 55,636
Number of options to employees and consultants outstanding under the share-based compensation plan | Options	4,450,219	5,448,573	4,908,983	5,286,884
Number of shares issued for acquisition	0	1,195,671
Number of share outstanding | shares	48,322,673		47,894,688
Options and RSUs
LOSS PER ORDINARY SHARE
Number of options to employees and consultants outstanding under the share-based compensation plan | Options	5,609,169
Warrants liability
LOSS PER ORDINARY SHARE
Number of share outstanding | shares	14,850,000